Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 45,319	$ 6,209	¥ 45,471
Work in progress	9,043	1,239	7,900
Finished goods	30,405	4,165	15,333
Inventories, total	84,767	11,613	68,704
Inventories provision	(9,080)	(1,244)	(9,216)
Inventories	¥ 75,687	$ 10,369	¥ 59,488